Acquisitions (Details) In Millions, except Share data in Billions, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended			3 Months Ended				1 Months Ended	3 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2013 Johan Walter Berg AB USD ($)	Dec. 31, 2014 Johan Walter Berg AB USD ($)	Sep. 30, 2013 Johan Walter Berg AB EUR (€)	Dec. 31, 2012 Black Horse LLC USD ($)	May 31, 2013 ERA Mining Machinery Limited (Siwei) USD ($) director parties	May 31, 2012 ERA Mining Machinery Limited (Siwei) USD ($) types	Dec. 31, 2012 ERA Mining Machinery Limited (Siwei) USD ($)	Oct. 31, 2012 ERA Mining Machinery Limited (Siwei)	May 31, 2012 ERA Mining Machinery Limited (Siwei) Cash Consideration HKD	May 31, 2012 ERA Mining Machinery Limited (Siwei) Loan note consideration HKD	Jul. 31, 2012 Caterpillar Tohoku Ltd. USD ($)	Mar. 31, 2013 Caterpillar Tohoku Ltd. USD ($)	Mar. 31, 2012 Caterpillar Tohoku Ltd. USD ($)
Acquisitions
Percentage of equity acquired (as a percent)					100.00%					99.00%		1.00%					100.00%
Purchase price of acquired entity										$ 677
Contingent consideration payable					7
Contingent consideration arrangement, maximum value (in Euro)							30
Contribution for equity interest in joint venture								70
Ownership percentage of investments in companies accounted for under the equity method (as a percent)								50.00%
Cost of acquisition paid in cash										475	7				22	3	59
Net cash paid for acquisition	30	195	618		169					444							206
Fair value of loan notes debt component									152	152
Loan and interest payable to Caterpillar										51
Fair value of noncontrolling interest										7
Trade payables to Caterpillar																	64
Price per share of common stock acquired (in dollars per share)													0.88	1.00
Acquisition, Alternative considerations to acquiree
Number of consideration alternatives										2
Value of consideration to be paid (in HKD/share)													0.88	1.00
Contingent consideration arrangement, minimum value (in HKD/share)														0.75
Contingent consideration arrangement, maximum value (in HKD/share)														1.15
Number of shares tendered (in billions of shares)													4.0	1.6
Assets acquired
Tangible assets acquired					82					598							252
Cash					9					31							18
Restricted cash										138
Receivables					13					184							34
Inventory					32					77							26
Property, plant and equipment					28					94							157
Finite-lived intangible assets					70					112							8
Finite-lived intangible assets, weighed average useful life (in years)					11 years					14 years
Goodwill, amount tax deductible																	22
Liabilities assumed
Total liabilities assumed					87					626							135
Accounts payable					19					352							39
Debt assumed										168							77
Accrued expenses										37
Customer advances					31
Noncurrent deferred income tax liabilities					15					25
Adjustments to preliminary allocation of purchase price
Finite-lived intangibles decrease											82
Receivables decrease											29
Inventory decrease											17
Net liabilities increase											23
Goodwill increase (decrease)						7					149
Goodwill impairment charge	0	0	580								580
Goodwill	6,694	6,956	6,942	7,080	113					625	45						22
Number of former directors									2
Number of other parties to the settlement									2
Payments by Caterpillar to parties of the settlement agreement									30
Obligation related to the loans by former directors									13
Gain related to settlement and discharge of loan obligations									$ 135